Exhibit 99.1

KPMG LLP Two Manhattan West 375 9th Avenue, 17th Floor New York, NY 10001

 Independent Accountants’ Agreed-Upon Procedures Report

Citigroup Commercial Mortgage Securities Inc.
Citi Real Estate Funding Inc.
(together, the “Company”)
Citigroup Global Markets Inc.
Performance Trust Capital Partners, LLC
(collectively, the “Specified Parties”):

Re: CSTL Commercial Mortgage Trust 2026-GATE3 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “CSTL 2026-GATE3 Accounting Tape.xlsx” provided by the Company on January 21, 2026 (the “Data File”), containing information on one mortgage loan (the “Mortgage Loan”) and 13 related properties (the “Properties”) as of February 6, 2026 (the “Cut-off Date”), which we were informed is intended to be included as collateral in the offering by CSTL Commercial Mortgage Trust 2026-GATE3, Commercial Mortgage Pass-Through Certificates, Series 2026-GATE3 (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term "Provided by the Company”, when used in the “Source Document(s)” column of Attachment A, means we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Loan Files” means the electronic copies of source documents provided by the Company and listed in Attachment A. Where the term “Draft” is used, it means source documents provided by the Company and listed in Attachment A are in draft form and are not executed with signatures as of the date of this report. We make no representation regarding the validity or accuracy of any of the source documents.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files, and Calculation Methodology.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	For the Mortgage Loan and Properties included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.
B.	For the Mortgage Loan and Properties included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, and (ii) the Calculation Methodology.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

2

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and related Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan and related Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

New York, New York
January 21, 2026

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Property ID	Provided by the Company
Property Rank	Provided by the Company
Property Name	Provided by the Company
Property Type	Appraisal Report / Engineering Report
Property Sub-Type	Appraisal Report / Engineering Report
Address	Appraisal Report / Engineering Report
City	Appraisal Report / Engineering Report
County	Appraisal Report / Engineering Report
State	Appraisal Report / Engineering Report
Zip	Appraisal Report / Engineering Report
Market	Underwriting File
Submarket	Underwriting File
Year Built	Appraisal Report / Engineering Report
Year Renovated	Appraisal Report / Engineering Report
Total Units	Underwriting File
Unit of Measure	Underwriting File
Total SF	Underwriting File
Occupied Units	Underwriting File
Occupancy (%)	Underwriting File
Occupancy (%) Date	Underwriting File
Current Rent per Unit	Underwriting File
Capital Expenditures Since Acquisition	Underwriting File
LURA Identifier	Amended and Restated Land Use Restriction Agreement
Ownership Interest	Title Policy
Mortgage Loan Closing Date Balance	ALA Schedule
A-1

ATTACHMENT A

Attribute	Source Document(s)
Mortgage Loan Maturity Date Balance	ALA Schedule
Mezzanine Loan Closing Date Balance	ALA Schedule
Mezzanine Loan Maturity Date Balance	ALA Schedule
Individual Appraised Value Date	Appraisal Report
Aggregate Individual Appraised Value	Appraisal Report
Portfolio Appraised Value Date	Appraisal Report
Portfolio Appraised Value	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Environmental Report Provider	Environmental Report
Environmental Report Date	Environmental Report
Phase II Required?	Environmental Report
Seismic Zone	Seismic Report, Engineering Report
PML %	Seismic Report, Engineering Report
Origination Date	Provided by the Company
Mortgage Loan Interest Rate	Provided by the Company
Mezzanine Loan Interest Rate	Provided by the Company
Interest Calculation (30/360 / Actual/360)	Draft Loan Agreement
Amort Type	Draft Loan Agreement
Grace Period	Draft Loan Agreement
First Loan Payment Date	Draft Loan Agreement
Original Amortization Term (Months)	Draft Loan Agreement
Original IO Term (Months)	Draft Loan Agreement
Maturity Date	Draft Loan Agreement
Lockbox	Draft Loan Agreement
Cash Management Type	Draft Loan Agreement
Cash Management Trigger	Draft Loan Agreement
A-2

ATTACHMENT A

Attribute	Source Document(s)
Administrative Fee Rate (%)	Admin Fee Schedule
Prepayment Provision	Draft Loan Agreement
Partial Release Allowed?	Draft Loan Agreement
Property Release Description	Draft Loan Agreement
Initial Tax Escrow	Draft Loan Agreement
Ongoing Tax Escrow Monthly	Draft Loan Agreement
Tax Escrow Springing Conditions	Draft Loan Agreement
Initial Insurance Escrow	Draft Loan Agreement
Ongoing Insurance Escrow Monthly	Draft Loan Agreement
Insurance Escrow Springing Conditions	Draft Loan Agreement
Initial Immediate Repairs Escrow	Draft Loan Agreement
Initial CapEx Escrow	Draft Loan Agreement
Ongoing Cap Ex Escrow Monthly	Draft Loan Agreement
Cap Ex Escrow Springing Conditions	Draft Loan Agreement
Initial TI/LC Escrow	Draft Loan Agreement
Ongoing TI/LC Escrow Monthly	Draft Loan Agreement
TI/LC Escrow Springing Conditions	Draft Loan Agreement
Initial Other Escrow	Draft Loan Agreement
Ongoing Other Escrow Monthly	Draft Loan Agreement
Ongoing Other Escrow Springing Condition	Draft Loan Agreement
Other Escrow Description	Draft Loan Agreement
1-mile Demographics Population	Underwriting File
1-mile Demographics Annual Population Growth	Underwriting File
1-mile Demographics Average Household Income	Underwriting File
3-mile Demographics Population	Underwriting File
3-mile Demographics Annual Population Growth	Underwriting File
3-mile Demographics Average Household Income	Underwriting File
A-3

ATTACHMENT A

Attribute	Source Document(s)
5-mile Demographics Population	Underwriting File
5-mile Demographics Annual Population Growth	Underwriting File
5-mile Demographics Average Household Income	Underwriting File
Current Rents 2022	Underwriting File
Current Rents 2023	Underwriting File
Current Rents 2024	Underwriting File
Current Rents October 2025 TTM	Underwriting File
Current Rents October 2025 T-6 Annualized	Underwriting File
Current Rents October 2025 T-3 Annualized	Underwriting File
Current Rents October 2025 T-1 Annualized	Underwriting File
Current Rents Sponsor Year 1 Budget	Underwriting File
Current Rents UW	Underwriting File
Potential Income from Vacant Space 2022	Underwriting File
Potential Income from Vacant Space 2023	Underwriting File
Potential Income from Vacant Space 2024	Underwriting File
Potential Income from Vacant Space October 2025 TTM	Underwriting File
Potential Income from Vacant Space October 2025 T-6 Annualized	Underwriting File
Potential Income from Vacant Space October 2025 T-3 Annualized	Underwriting File
Potential Income from Vacant Space October 2025 T-1 Annualized	Underwriting File
Potential Income from Vacant Space Sponsor Year 1 Budget	Underwriting File
Potential Income from Vacant Space UW	Underwriting File
Gross Potential Rent 2022	Underwriting File
Gross Potential Rent 2023	Underwriting File
Gross Potential Rent 2024	Underwriting File
Gross Potential Rent October 2025 TTM	Underwriting File
A-4

ATTACHMENT A

Attribute	Source Document(s)
Gross Potential Rent October 2025 T-6 Annualized	Underwriting File
Gross Potential Rent October 2025 T-3 Annualized	Underwriting File
Gross Potential Rent October 2025 T-1 Annualized	Underwriting File
Gross Potential Rent Sponsor Year 1 Budget	Underwriting File
Gross Potential Rent UW	Underwriting File
Vacancy 2022	Underwriting File
Vacancy 2023	Underwriting File
Vacancy 2024	Underwriting File
Vacancy October 2025 TTM	Underwriting File
Vacancy October 2025 T-6 Annualized	Underwriting File
Vacancy October 2025 T-3 Annualized	Underwriting File
Vacancy October 2025 T-1 Annualized	Underwriting File
Vacancy Sponsor Year 1 Budget	Underwriting File
Vacancy UW	Underwriting File
Concessions 2022	Underwriting File
Concessions 2023	Underwriting File
Concessions 2024	Underwriting File
Concessions October 2025 TTM	Underwriting File
Concessions October 2025 T-6 Annualized	Underwriting File
Concessions October 2025 T-3 Annualized	Underwriting File
Concessions October 2025 T-1 Annualized	Underwriting File
Concessions Sponsor Year 1 Budget	Underwriting File
Concessions UW	Underwriting File
Bad Debt 2022	Underwriting File
Bad Debt 2023	Underwriting File
Bad Debt 2024	Underwriting File
Bad Debt October 2025 TTM	Underwriting File
A-5

ATTACHMENT A

Attribute	Source Document(s)
Bad Debt October 2025 T-6 Annualized	Underwriting File
Bad Debt October 2025 T-3 Annualized	Underwriting File
Bad Debt October 2025 T-1 Annualized	Underwriting File
Bad Debt Sponsor Year 1 Budget	Underwriting File
Bad Debt UW	Underwriting File
Net Rental Income 2022	Underwriting File
Net Rental Income 2023	Underwriting File
Net Rental Income 2024	Underwriting File
Net Rental Income October 2025 TTM	Underwriting File
Net Rental Income October 2025 T-6 Annualized	Underwriting File
Net Rental Income October 2025 T-3 Annualized	Underwriting File
Net Rental Income October 2025 T-1 Annualized	Underwriting File
Net Rental Income Sponsor Year 1 Budget	Underwriting File
Net Rental Income UW	Underwriting File
Cable Income 2022	Underwriting File
Cable Income 2023	Underwriting File
Cable Income 2024	Underwriting File
Cable Income October 2025 TTM	Underwriting File
Cable Income October 2025 T-6 Annualized	Underwriting File
Cable Income October 2025 T-3 Annualized	Underwriting File
Cable Income October 2025 T-1 Annualized	Underwriting File
Cable Income Sponsor Year 1 Budget	Underwriting File
Cable Income UW	Underwriting File
Parking Income 2022	Underwriting File
Parking Income 2023	Underwriting File
Parking Income 2024	Underwriting File
Parking Income October 2025 TTM	Underwriting File
A-6

ATTACHMENT A

Attribute	Source Document(s)
Parking Income October 2025 T-6 Annualized	Underwriting File
Parking Income October 2025 T-3 Annualized	Underwriting File
Parking Income October 2025 T-1 Annualized	Underwriting File
Parking Income Sponsor Year 1 Budget	Underwriting File
Parking Income UW	Underwriting File
Utility Reimbursements 2022	Underwriting File
Utility Reimbursements 2023	Underwriting File
Utility Reimbursements 2024	Underwriting File
Utility Reimbursements October 2025 TTM	Underwriting File
Utility Reimbursements October 2025 T-6 Annualized	Underwriting File
Utility Reimbursements October 2025 T-3 Annualized	Underwriting File
Utility Reimbursements October 2025 T-1 Annualized	Underwriting File
Utility Reimbursements Sponsor Year 1 Budget	Underwriting File
Utility Reimbursements UW	Underwriting File
Laundry Income 2022	Underwriting File
Laundry Income 2023	Underwriting File
Laundry Income 2024	Underwriting File
Laundry Income October 2025 TTM	Underwriting File
Laundry Income October 2025 T-6 Annualized	Underwriting File
Laundry Income October 2025 T-3 Annualized	Underwriting File
Laundry Income October 2025 T-1 Annualized	Underwriting File
Laundry Income Sponsor Year 1 Budget	Underwriting File
Laundry Income UW	Underwriting File
Other Income 2022	Underwriting File
Other Income 2023	Underwriting File
Other Income 2024	Underwriting File
Other Income October 2025 TTM	Underwriting File
A-7

ATTACHMENT A

Attribute	Source Document(s)
Other Income October 2025 T-6 Annualized	Underwriting File
Other Income October 2025 T-3 Annualized	Underwriting File
Other Income October 2025 T-1 Annualized	Underwriting File
Other Income Sponsor Year 1 Budget	Underwriting File
Other Income UW	Underwriting File
Effective Gross Income 2022	Underwriting File
Effective Gross Income 2023	Underwriting File
Effective Gross Income 2024	Underwriting File
Effective Gross Income October 2025 TTM	Underwriting File
Effective Gross Income October 2025 T-6 Annualized	Underwriting File
Effective Gross Income October 2025 T-3 Annualized	Underwriting File
Effective Gross Income October 2025 T-1 Annualized	Underwriting File
Effective Gross Income Sponsor Year 1 Budget	Underwriting File
Effective Gross Income UW	Underwriting File
Payroll 2022	Underwriting File
Payroll 2023	Underwriting File
Payroll 2024	Underwriting File
Payroll October 2025 TTM	Underwriting File
Payroll October 2025 T-6 Annualized	Underwriting File
Payroll October 2025 T-3 Annualized	Underwriting File
Payroll October 2025 T-1 Annualized	Underwriting File
Payroll Sponsor Year 1 Budget	Underwriting File
Payroll UW	Underwriting File
Utilities 2022	Underwriting File
Utilities 2023	Underwriting File
Utilities 2024	Underwriting File
Utilities October 2025 TTM	Underwriting File
A-8

ATTACHMENT A

Attribute	Source Document(s)
Utilities October 2025 T-6 Annualized	Underwriting File
Utilities October 2025 T-3 Annualized	Underwriting File
Utilities October 2025 T-1 Annualized	Underwriting File
Utilities Sponsor Year 1 Budget	Underwriting File
Utilities UW	Underwriting File
Repairs & Maintenance 2022	Underwriting File
Repairs & Maintenance 2023	Underwriting File
Repairs & Maintenance 2024	Underwriting File
Repairs & Maintenance October 2025 TTM	Underwriting File
Repairs & Maintenance October 2025 T-6 Annualized	Underwriting File
Repairs & Maintenance October 2025 T-3 Annualized	Underwriting File
Repairs & Maintenance October 2025 T-1 Annualized	Underwriting File
Repairs & Maintenance Sponsor Year 1 Budget	Underwriting File
Repairs & Maintenance UW	Underwriting File
Contract Services 2022	Underwriting File
Contract Services 2023	Underwriting File
Contract Services 2024	Underwriting File
Contract Services October 2025 TTM	Underwriting File
Contract Services October 2025 T-6 Annualized	Underwriting File
Contract Services October 2025 T-3 Annualized	Underwriting File
Contract Services October 2025 T-1 Annualized	Underwriting File
Contract Services Sponsor Year 1 Budget	Underwriting File
Contract Services UW	Underwriting File
Marketing 2022	Underwriting File
Marketing 2023	Underwriting File
Marketing 2024	Underwriting File
Marketing October 2025 TTM	Underwriting File
A-9

ATTACHMENT A

Attribute	Source Document(s)
Marketing October 2025 T-6 Annualized	Underwriting File
Marketing October 2025 T-3 Annualized	Underwriting File
Marketing October 2025 T-1 Annualized	Underwriting File
Marketing Sponsor Year 1 Budget	Underwriting File
Marketing UW	Underwriting File
General & Administrative 2022	Underwriting File
General & Administrative 2023	Underwriting File
General & Administrative 2024	Underwriting File
General & Administrative October 2025 TTM	Underwriting File
General & Administrative October 2025 T-6 Annualized	Underwriting File
General & Administrative October 2025 T-3 Annualized	Underwriting File
General & Administrative October 2025 T-1 Annualized	Underwriting File
General & Administrative Sponsor Year 1 Budget	Underwriting File
General & Administrative UW	Underwriting File
Total Controllable Expenses 2022	Underwriting File
Total Controllable Expenses 2023	Underwriting File
Total Controllable Expenses 2024	Underwriting File
Total Controllable Expenses October 2025 TTM	Underwriting File
Total Controllable Expenses October 2025 T-6 Annualized	Underwriting File
Total Controllable Expenses October 2025 T-3 Annualized	Underwriting File
Total Controllable Expenses October 2025 T-1 Annualized	Underwriting File
Total Controllable Expenses Sponsor Year 1 Budget	Underwriting File
Total Controllable Expenses UW	Underwriting File
Management Fees 2022	Underwriting File
Management Fees 2023	Underwriting File
Management Fees 2024	Underwriting File
Management Fees October 2025 TTM	Underwriting File
A-10

ATTACHMENT A

Attribute	Source Document(s)
Management Fees October 2025 T-6 Annualized	Underwriting File
Management Fees October 2025 T-3 Annualized	Underwriting File
Management Fees October 2025 T-1 Annualized	Underwriting File
Management Fees Sponsor Year 1 Budget	Underwriting File
Management Fees UW	Underwriting File
Real Estate Taxes 2022	Underwriting File
Real Estate Taxes 2023	Underwriting File
Real Estate Taxes 2024	Underwriting File
Real Estate Taxes October 2025 TTM	Underwriting File
Real Estate Taxes October 2025 T-6 Annualized	Underwriting File
Real Estate Taxes October 2025 T-3 Annualized	Underwriting File
Real Estate Taxes October 2025 T-1 Annualized	Underwriting File
Real Estate Taxes Sponsor Year 1 Budget	Underwriting File
Real Estate Taxes UW	Underwriting File
Insurance 2022	Underwriting File
Insurance 2023	Underwriting File
Insurance 2024	Underwriting File
Insurance October 2025 TTM	Underwriting File
Insurance October 2025 T-6 Annualized	Underwriting File
Insurance October 2025 T-3 Annualized	Underwriting File
Insurance October 2025 T-1 Annualized	Underwriting File
Insurance Sponsor Year 1 Budget	Underwriting File
Insurance UW	Underwriting File
Total Non-Controllable Expenses 2022	Underwriting File
Total Non-Controllable Expenses 2023	Underwriting File
Total Non-Controllable Expenses 2024	Underwriting File
Total Non-Controllable Expenses October 2025 TTM	Underwriting File
A-11

ATTACHMENT A

Attribute	Source Document(s)
Total Non-Controllable Expenses October 2025 T-6 Annualized	Underwriting File
Total Non-Controllable Expenses October 2025 T-3 Annualized	Underwriting File
Total Non-Controllable Expenses October 2025 T-1 Annualized	Underwriting File
Total Non-Controllable Expenses Sponsor Year 1 Budget	Underwriting File
Total Non-Controllable Expenses UW	Underwriting File
Total Operating Expenses 2022	Underwriting File
Total Operating Expenses 2023	Underwriting File
Total Operating Expenses 2024	Underwriting File
Total Operating Expenses October 2025 TTM	Underwriting File
Total Operating Expenses October 2025 T-6 Annualized	Underwriting File
Total Operating Expenses October 2025 T-3 Annualized	Underwriting File
Total Operating Expenses October 2025 T-1 Annualized	Underwriting File
Total Operating Expenses Sponsor Year 1 Budget	Underwriting File
Total Operating Expenses UW	Underwriting File
Net Operating Income 2022	Underwriting File
Net Operating Income 2023	Underwriting File
Net Operating Income 2024	Underwriting File
Net Operating Income October 2025 TTM	Underwriting File
Net Operating Income October 2025 T-6 Annualized	Underwriting File
Net Operating Income October 2025 T-3 Annualized	Underwriting File
Net Operating Income October 2025 T-1 Annualized	Underwriting File
Net Operating Income Sponsor Year 1 Budget	Underwriting File
Net Operating Income UW	Underwriting File
Reserves 2022	Underwriting File
Reserves 2023	Underwriting File
A-12

ATTACHMENT A

Attribute	Source Document(s)
Reserves 2024	Underwriting File
Reserves October 2025 TTM	Underwriting File
Reserves October 2025 T-6 Annualized	Underwriting File
Reserves October 2025 T-3 Annualized	Underwriting File
Reserves October 2025 T-1 Annualized	Underwriting File
Reserves Sponsor Year 1 Budget	Underwriting File
Reserves UW	Underwriting File
Net Cash Flow 2022	Underwriting File
Net Cash Flow 2023	Underwriting File
Net Cash Flow 2024	Underwriting File
Net Cash Flow October 2025 TTM	Underwriting File
Net Cash Flow October 2025 T-6 Annualized	Underwriting File
Net Cash Flow October 2025 T-3 Annualized	Underwriting File
Net Cash Flow October 2025 T-1 Annualized	Underwriting File
Net Cash Flow Sponsor Year 1 Budget	Underwriting File
Net Cash Flow UW	Underwriting File
A-13

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
% of Total Units	Total Units divided by the aggregate sum of Total Units
% of Total SF	Total SF divided by the aggregate sum of Total SF
Average Unit Size (SF)	Total SF divided by Total Units
Vacant Units	Total Units minus Occupied Units
Current Rent per Avg. SF	Current Rent per Unit divided by Average Unit Size (SF)
Capital Expenditures Since Acquisition per Unit	Capital Expenditures Since Acquisition divided by Total Units
Mortgage Loan Closing Date Balance per Unit	Mortgage Loan Closing Date Balance divided by Total Units
Mortgage Loan Closing Date Balance per SF	Mortgage Loan Closing Date Balance divided by Total SF
% of Mortgage Loan Closing Date Balance	Mortgage Loan Closing Date Balance divided by the aggregate sum of Mortgage Loan Closing Date Balance
Mezzanine Loan Closing Date Balance per Unit	Mezzanine Loan Closing Date Balance divided by Total Units
Mezzanine Loan Closing Date Balance per SF	Mezzanine Loan Closing Date Balance divided by Total SF
% of Mezzanine Loan Closing Date Balance	Mezzanine Loan Closing Date Balance divided by the aggregate sum of Mezzanine Loan Closing Date Balance
Total Loan Closing Date Balance	Sum of Mortgage Loan Closing Date Balance and Mezzanine Loan Closing Date Balance
Total Loan Closing Date Balance per Unit	Total Loan Closing Date Balance divided by Total Units
Total Loan Closing Date Balance per SF	Total Loan Closing Date Balance divided by Total SF
% of Total Loan Closing Date Balance	Total Loan Closing Date Balance divided by the aggregate sum of Total Loan Closing Date Balance
B-1

ATTACHMENT B

Attribute	Calculation Methodology
Total Loan Maturity Date Balance	Sum of Mortgage Loan Maturity Date Balance and Mezzanine Loan Maturity Date Balance
Aggregate Individual Appraised Value per Unit	Aggregate Individual Appraised Value divided by Total Units
Aggregate Individual Appraised Value per SF	Aggregate Individual Appraised Value divided by Total SF
Portfolio Appraised Value per Unit	Portfolio Appraised Value divided by Total Units
Portfolio Appraised Value per SF	Portfolio Appraised Value divided by Total SF
Portfolio Appraised Value Premium	Portfolio Appraised Value minus Aggregate Individual Appraised Value, divided by Aggregate Individual Appraised Value
Monthly Mortgage Loan Debt Service Payment	Annual Mortgage Loan Debt Service Payment divided by 12
Annual Mortgage Loan Debt Service Payment	Product of (i) Mortgage Loan Closing Date Balance, (ii) Mortgage Loan Interest Rate, and (iii) 365/360
Monthly Mezzanine Loan Debt Service Payment	Annual Mezzanine Loan Debt Service Payment divided by 12
Annual Mezzanine Loan Debt Service Payment	Product of (i) Mezzanine Loan Closing Date Balance, (ii) Mezzanine Loan Interest Rate, and (iii) 365/360
Monthly Total Loan Debt Service Payment	Annual Total Loan Debt Service Payment divided by 12
Annual Total Loan Debt Service Payment	Sum of Annual Mortgage Loan Debt Service Payment and Annual Mezzanine Loan Debt Service Payment
Seasoning	Number of payments between and including the First Loan Payment Date and the Cut-off Date, subject to a minimum of 0
Original Term to Maturity (Months)	Number of payments between and including First Loan Payment Date and Maturity Date
Remaining Term to Maturity (Months)	Original Term to Maturity (Months) minus Seasoning
Remaining Amortization Term (Months)	If Original Amortization Term (Months) equals 0, set to 0.
B-2

ATTACHMENT B

Attribute	Calculation Methodology
Remaining IO Term (Months)	Original IO Term (Months) minus Seasoning
Mortgage Loan Closing Date LTV (Aggregate Individual Values)	Mortgage Loan Closing Date Balance divided by Aggregate Individual Appraised Value
Mortgage Loan Balloon LTV (Aggregate Individual Values)	Mortgage Loan Maturity Date Balance divided by Aggregate Individual Appraised Value
Mortgage Loan Closing Date LTV (Portfolio Appraised Value)	Mortgage Loan Closing Date Balance divided by Portfolio Appraised Value
Mortgage Loan Balloon LTV (Portfolio Appraised Value)	Mortgage Loan Maturity Date Balance divided by Portfolio Appraised Value
Total Loan Closing Date LTV (Aggregate Individual Values)	Total Loan Closing Date Balance divided by Aggregate Individual Appraised Value
Total Loan Balloon LTV (Aggregate Individual Values)	Total Loan Maturity Date Balance divided by Aggregate Individual Appraised Value
Total Loan Closing Date LTV (Portfolio Appraised Value)	Total Loan Closing Date Balance divided by Portfolio Appraised Value
Total Loan Balloon LTV (Portfolio Appraised Value)	Total Loan Maturity Date Balance divided by Portfolio Appraised Value
Mortgage Loan UW NOI Debt Yield	Net Operating Income UW divided by Mortgage Loan Closing Date Balance
Mortgage Loan UW NCF Debt Yield	Net Cash Flow UW divided by Mortgage Loan Closing Date Balance
Total Loan UW NOI Debt Yield	Net Operating Income UW divided by Total Loan Closing Date Balance
Total Loan UW NCF Debt Yield	Net Cash Flow UW divided by Total Loan Closing Date Balance
Mortgage Loan UW NOI DSCR	Net Operating Income UW divided by Annual Mortgage Loan Debt Service Payment
Mortgage Loan UW NCF DSCR	Net Cash Flow UW divided by Annual Mortgage Loan Debt Service Payment
Total Loan UW NOI DSCR	Net Operating Income UW divided by Annual Total Loan Debt Service Payment
Total Loan UW NCF DSCR	Net Cash Flow UW divided by Annual Total Loan Debt Service Payment

B-3